Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the financial statements of The Arena Group and its wholly owned subsidiaries, Arena Media, Arena Platform, TheStreet, The Spun and Parade. Intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of the Company’s condensed consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the condensed consolidated financial statements and the reported results of operations during the reporting period. Significant estimates include: reserves for bad debt; capitalization of platform development and associated useful lives; goodwill and other acquired intangible assets and associated useful lives; assumptions used in accruals for potential liabilities; revenue recognition and estimates of standalone selling price of performance obligations for revenue contracts with multiple performance obligations; stock-based compensation and the determination of the fair value; valuation allowances for deferred tax assets and uncertain tax positions; accounting for business combinations; and assumptions used to calculate contingent liabilities. These estimates are based on information available as of the date of the condensed consolidated financial statements; therefore, actual results could differ from management’s estimates.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported results of operations during the reporting period. Significant estimates include: reserves for bad debt; capitalization of platform development and associated useful lives; goodwill and other acquired intangible assets and associated useful lives; assumptions used in accruals for potential liabilities; revenue recognition and estimates of standalone selling price of performance obligations for revenue contracts with multiple performance obligations; stock-based compensation and the determination of the fair value; valuation allowances for deferred tax assets and uncertain tax positions; accounting for business combinations; and assumptions used to calculate contingent liabilities. These estimates are based on information available as of the date of the consolidated financial statements; therefore, actual results could differ from management’s estimates.

Risks and Uncertainties

Risks and Uncertainties

The Company’s business and operations are sensitive to general business and economic conditions in the United States and worldwide. These conditions include short-term and long-term interest rates, inflation, fluctuations in debt and equity capital markets and the general condition of the United States and world economy. A host of factors beyond the Company’s control could cause fluctuations in these conditions. Adverse developments in these general business and economic conditions could have a material adverse effect on the Company’s financial condition and the results of its operations.

In addition, the Company will compete with many companies that currently have extensive and well-funded projects, marketing and sales operations as well as extensive human capital. The Company may be unable to compete successfully against these companies. The Company’s industry is characterized by rapid changes in technology and market demands. As a result, the Company’s products, services, or expertise may become obsolete or unmarketable. The Company’s future success will depend on its ability to adapt to technological advances, anticipate customer and market demands, and enhance its current technology under development.

Uncertainty in the global economy presents significant risks to the Company’s business. Increases in inflation, rising interest rates, instability in the global banking system, geopolitical factors, including the ongoing conflicts in Ukraine and Israel and the responses thereto, and the remaining effects of the COVID-19 pandemic may have an adverse effect on the Company’s business. While the Company is closely monitoring the impact of the current macroeconomic conditions on all aspects of its business, the ultimate extent of the impact on its business remains highly uncertain and will depend on future developments and factors that continue to evolve. Most of these developments and factors are outside of the Company’s control and could exist for an extended period of time. As a result, the Company is subject to continuing risks and uncertainties.

Effective December 1, 2023, B. Riley FBR, Inc. (“B. Riley FBR”), a registered broker-dealer owned by B. Riley Financial, Inc., a diversified publicly traded financial services company (“B. Riley”) that was instrumental in providing investment banking services to the Company and in raising debt and equity capital for the Company, and Renew Group Private Limited (“Renew”) entered into agreement where Renew purchased $110,691 in aggregate principal amount of the notes outstanding with B. Riley, including the 2023 Notes (as described in Note 18), Senior Secured Notes, Delayed Draw Term Notes and 2022 Bridge Notes (as described in Note 19), which constitute all of the notes outstanding with B. Riley and also assumed the role of agent under the Note Purchase Agreement, as further described in Note 26. The indirect owner of Renew also has an indirect non-controlling interest in Simplify Inventions, LLC (“Simplify”), a principal stockholder (as further described in Note 26).

Segment Reporting

Segment Reporting

The Company operates in one reportable segment which focuses on a publishing platform. The Company’s business offerings have similar operating characteristics and similar long-term operating performance, including the types of customers, nature of product or services, distribution methods and regulatory environment. The chief operating decision maker (the “CODM”) of the Company reviews specific financial and operational data and other key metrics to make resource allocation decisions and assesses performance by review of profit and loss information on a consolidated basis. The CODM does not review specific financial or operational data on a disaggregated basis or by aggregating operating segments into one reportable segment. The consolidated financial statements reflect the financial results of the Company’s one reportable segment.

Revenue Recognition

Revenue Recognition

In accordance with Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, revenues are recognized when control of the promised goods or services are transferred to the Company’s customers, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. The Company generates all of its revenue from contracts with customers. The Company accounts for revenue on a gross basis, as compared to a net basis, on its statements of operations. The Company has made this determination based on its control of the advertising inventory and the ability to monetize the advertising inventory or publications before transfer to the customer and because it is also the primary obligor responsible for providing the services to the customer. Cost of revenue is presented as a separate line item on the consolidated statements of operations.

The following is a description of the principal activities from which the Company generates revenue:

Advertising Revenue

Digital Advertising – The Company recognizes revenue from digital advertisements at the point when each ad is viewed. The quantity of advertisements, the impression bid prices and revenue are reported on a real-time basis. The Company enters into contracts with advertising networks to serve display or video advertisements on the digital media pages associated with its various channels. Although reported advertising transactions are subject to adjustment by the advertising network partners, any such adjustments are known within a few days of month end. The Company owes its independent Publisher Partners a revenue share of the advertising revenue earned, which is recorded as service costs in the same period in which the associated advertising revenue is recognized.

Advertising revenue that is comprised of fees charged for the placement of advertising, on the Company’s flagship website, TheStreet.com, is recognized as the advertising or sponsorship is displayed, if collection of the resulting receivable is reasonably assured.

Print Advertising – Advertising related revenues for print advertisements are recognized when advertisements are published (defined as an issue’s on-sale date), net of provisions for estimated rebates, rate adjustments, and discounts.

Subscription Revenue

Digital Subscriptions – The Company enters into contracts with internet users that subscribe to premium content on the owned and operated media channels and facilitate such contracts between internet users and its Publisher Partners. These contracts provide internet users with a membership subscription to access the premium content. The Company owes its independent Publisher Partners a revenue share of the membership subscription revenue earned, which is initially deferred and recorded as deferred contract costs. The Company recognizes deferred contract costs over the membership subscription term in the same pattern that the associated membership subscription revenue is recognized.

Subscription revenue generated from the Company’s flagship website TheStreet.com from institutional and retail customers is comprised of subscriptions and license fees for access to securities investment information, stock market commentary, director and officer profiles, relationship capital management services, and transactional information pertaining to mergers and acquisitions and other changes in the corporate control environment. Subscriptions are charged to customers’ credit cards or are directly billed to corporate subscribers, and are generally billed in advance on a monthly, quarterly or annual basis. The Company calculates net subscription revenue by deducting from gross revenue an estimate of potential refunds from cancelled subscriptions as well as chargebacks of disputed credit card charges. Net subscription revenue is recognized ratably over the subscription periods. Unearned revenue relates to payments for subscription fees for which revenue has not been recognized because services have not yet been provided.

Print Revenue

Print revenue includes magazine subscriptions and single copy sales at newsstands.

Print Subscriptions – Revenue from magazine subscriptions is deferred and recognized proportionately as products are distributed to subscribers.

Newsstand – Single copy revenue is recognized on the publication’s on-sale date, net of provisions for estimated returns. The Company bases its estimates for returns on historical experience and current marketplace conditions.

Licensing and Syndication Revenue

Content licensing-based revenues and syndication revenues are accrued generally monthly or quarterly based on the specific mechanisms of each contract. Generally, revenues are accrued based on estimated sales and adjusted as actual sales are reported by partners. These adjustments are typically recorded within three months of the initial estimates and have not been material. Any minimum guarantees are typically earned evenly over the fiscal year.

Nature of Performance Obligations

At contract inception, the Company assesses the obligations promised in its contracts with customers and identifies a performance obligation for each promise to transfer a good or service or bundle that is distinct. To identify the performance obligations, the Company considers all the promises in the contract, whether explicitly stated or implied based on customary business practices. For a contract that has more than one performance obligation, the Company allocates the total contract consideration to each distinct performance obligation on a relative standalone selling price basis. Revenue is recognized when, or as, the performance obligations are satisfied, and control is transferred to the customer.

Digital Advertising – The Company sells digital advertising inventory on its websites directly to advertisers or through advertising agencies. The Company’s performance obligations related to digital advertising are generally satisfied when the advertisement is run on the Company’s platform. The price for direct digital advertising is determined in contracts with the advertisers. Revenue from the sale of direct digital advertising is recognized when the advertisements are delivered based on the contract. The customer is invoiced the agreed-upon price in the month following the month that the advertisements are delivered with normal trade terms. The agreed upon price is adjusted for estimated provisions for rebates, rate adjustments, and discounts. As part of the Company’s customary business practices, digital advertising contracts may include a guaranteed number of impressions and sales incentives to its customers including volume discounts, rebates, value added impressions, etc. For all such contracts that include these types of variable consideration, the Company estimates the variable consideration and factors in such an estimate when determining the transaction price.

Print Advertising – The Company provides advertisement placements in print media directly to advertisers or through advertising agencies. The Company’s performance obligations related to print advertising are satisfied when the magazine in which an advertisement appears is published, which is defined as an issue’s on-sale date. The customer is invoiced the agreed-upon price when the advertisements are published under normal industry trade terms. The agreed upon price is adjusted for estimated provisions for rebates, rate adjustments, and discounts. As part of the Company’s customary business practices, print advertising contracts include guaranteed circulation levels of magazines, referred to as rate base, and a number of sales incentives to its customers including volume discounts, rebates, bonus pages, etc. For all such contracts that include these types of variable consideration, the Company estimates such when determining the transaction price.

Digital Subscriptions – The Company recognizes revenue from each membership subscription to access the premium content over time based on a daily calculation of revenue during the reporting period, which is generally one year. Subscriber payments are initially recorded as unearned revenue on the balance sheets. As the Company provides access to the premium content over the membership subscription term, the Company recognizes revenue and proportionately reduces the unearned revenue balance.

Print Subscriptions – The Company sells magazines to consumers through subscriptions. Each copy of a magazine is determined to be a distinct performance obligation that is satisfied when the publication is sent to the customer. The majority of the Company’s subscription sales are prepaid at the time of order. Subscriptions may be canceled at any time for a refund of the price paid for remaining issues. As the contract may be canceled at any time for a full refund of the unserved copies, the contract term is determined to be on an issue-to-issue basis as these contracts do not have substantive termination penalties. Revenues from subscriptions are deferred and recognized proportionately as subscribers are served. Some magazine subscription offers contain more than one magazine title in a bundle. The Company allocates the total contract consideration to each distinct performance obligation, or magazine title, based on a standalone-selling price basis.

Newsstand – The Company sells single copy magazines, or bundles of single copy magazines, to wholesalers for ultimate resale on newsstands primarily at major retailers and grocery/drug stores, and in digital form on tablets and other electronic devices. Publications sold to magazine wholesalers are sold with the right to receive credit from the Company for magazines returned to the wholesaler by retailers. Revenue is recognized on the issue’s on-sale date as the date aligns most closely with the date that control is transferred to the customer. The Company bases its estimates for returns on historical experience and current marketplace conditions.

Licensing and Syndication – The Company has entered into various licensing and syndication agreements that provide third party partners with the right to utilize the Company’s content. Functional licenses in national media consist of content licensing.

Timing of Satisfaction of Performance Obligations

Point-in-Time Performance Obligations – For performance obligations related to certain digital advertising space and sales of print advertisements, the Company determines that the customer can direct the use of and obtain substantially all the benefits from the advertising products as the digital impressions are served or on the issue’s on-sale date. For performance obligations related to sales of magazines through subscriptions, the customer obtains control when each magazine issue is mailed to the customer on or before the issue’s on-sale date. For sales of single copy magazines on newsstands, revenue is recognized on the issue’s on-sale date as the date aligns most closely with the date that control is transferred to the customer. Revenues from functional licenses and syndication arrangements are recognized at a point-in-time when access to the completed content is granted to the partner.

Over-Time Performance Obligations – For performance obligations related to sales of certain digital advertising space, the Company transfers control and recognizes revenue over time by measuring progress towards complete satisfaction using the most appropriate method.

For performance obligations related to digital advertising, the Company satisfies its performance obligations on some flat-fee digital advertising placements over time using a time-elapsed output method.

Determining a measure of progress requires management to make judgments that affect the timing of revenue recognized. The Company has determined that the above method provides a faithful depiction of the transfer of goods or services to the customer. For performance obligations recognized using a time-elapsed output method, the Company’s efforts are expended evenly throughout the period.

Performance obligations related to subscriptions to premium content on the digital media channels provides access for a given period of time, which is generally one year. The Company recognizes revenue from each membership subscription over time based on a daily calculation of revenue during the reporting period.

Transaction Price and Amounts Allocated to Performance Obligations

Determining the Transaction Price – Certain advertising contracts contain variable components of the transaction price, such as volume discounts and rebates. The Company has sufficient historical data and has established processes to reliably estimate these variable components of the transaction price.

Subscription revenue generated from the flagship website TheStreet.com is subject to estimation and variability due to the fact that, in the normal course of business, subscribers may for various reasons contact the Company or their credit card companies to request a refund or other adjustment for a previously purchased subscription. With respect to many of the Company’s annual newsletter subscription products, the Company offers the ability to receive a refund during the first 30 days but none thereafter. Accordingly, the Company maintains a provision for estimated future revenue reductions resulting from expected refunds and chargebacks related to subscriptions for which revenue was recognized in a prior period. The calculation of this provision is based upon historical trends and is reevaluated each quarter.

The Company typically does not offer any type of variable consideration in standard magazine subscription contracts. For these contracts, the transaction price is fixed upon establishment of the contract that contains the final terms of the sale including description, quantity and price of each subscription purchased. Therefore, the Company does not estimate variable consideration or perform a constraint analysis for these contracts.

A right of return exists for newsstand contracts. The Company has sufficient historical data to estimate the final amount of returns and reduces the transaction price at contract inception for the expected return reserve.

There is no variable consideration related to functional licenses.

Estimating Standalone-Selling Prices – For contracts that contain multiple performance obligations, the Company allocates the transaction price to each performance obligation on a relative standalone-selling price basis. The standalone-selling price is the price at which the Company would sell a promised good or service separately to the customer. In situations in which an obligation is bundled with other obligations and the total amount of consideration does not reflect the sum of individual observable prices, the Company allocates the discount to (1) a single obligation if the discount is attributable to that obligation or (2) prorates across all obligations if the discount relates to the bundle. When standalone-selling price is not directly observable, the Company estimates and considers all the information that is reasonably available to the Company, including market conditions, entity specific factors, customer information, etc. The Company maximizes the use of observable inputs and applies estimation methods consistently in similar circumstances.

Measuring Obligations for Returns and Refunds – The Company accepts product returns in some cases. The Company establishes provisions for estimated returns concurrently with the recognition of revenue. The provisions are established based upon consideration of a variety of factors, including, among other things, recent and historical return rates for both specific products and distributors and the impact of any new product releases and projected economic conditions.

As of December 31, 2023 and 2022, a subscription refund liability of $449 and $845, respectively, was recorded for the provision for the estimated returns and refunds on the consolidated balance sheets.

Contract Modifications

The Company occasionally enters into amendments to previously executed contracts that constitute contract modifications. The Company assesses each of these contract modifications to determine:

●	if the additional services and goods are distinct from the services and goods in the original arrangement; and

●	if the amount of consideration expected for the added services or goods reflects the stand-alone selling price of those services and goods.

A contract modification meeting both criteria is accounted for as a separate contract. A contract modification not meeting both criteria is considered a change to the original contract and is accounted for on either a prospective basis as a termination of the existing contract and the creation of a new contract, or a cumulative catch-up basis (further details are provided under the headings Contract Balances and Subscription Acquisition Costs).

Disaggregation of Revenue

The following table provides information about disaggregated revenue by category, geographical market and timing of revenue recognition:

	Years Ended December 31,
	2023	2022
Revenue by category:
Digital revenue
Digital advertising	$135,376	$109,317
Digital subscriptions	12,764	21,156
Licensing and syndication revenue	18,482	18,173
Other digital revenue	5,384	1,166
Total digital revenue	172,006	149,812
Print revenue
Print advertising	9,881	10,214
Print subscriptions	62,316	60,909
Total print revenue	72,197	71,123
Total revenue	$244,203	$220,935
Revenue by geographical market:
United States	$234,012	$218,110
Other	10,191	2,825
Total revenue	$244,203	$220,935
Revenue by timing of recognition:
At point in time	$231,439	$199,779
Over time	12,764	21,156
Total revenue	$244,203	$220,935

Cost of Revenue

Cost of Revenue

Cost of revenue represents the cost of providing the Company’s digital media channels and advertising and membership services. The cost of revenue that the Company has incurred in the periods presented primarily include: Publisher Partner guarantees and revenue share payments; amortization of developed technology and platform development; royalty fees; hosting and bandwidth and software license fees; printing and distribution costs; payroll and related expenses for customer support, technology maintenance; fees paid for data analytics and to other outside service providers; and stock-based compensation of related personnel (as described in Note 22).

Contract Balances

Contract Balances

The timing of the Company’s performance under its various contracts often differs from the timing of the customer’s payment, which results in the recognition of a contract asset or a contract liability. A contract asset is recognized when a good or service is transferred to a customer and the Company does not have the contractual right to bill for the related performance obligations. An asset is recognized when certain costs incurred to obtain a contract meet the capitalization criteria (further details are provided under the heading Subscription Acquisition Costs). A contract liability is recognized when consideration is received from the customer prior to the transfer of goods or services.

The following table provides information about contract balances:

	As of December 31,
	2023	2022
Unearned revenue (short-term contract liabilities):
Digital revenue	$14,397	$18,571
Print revenue	45,389	40,132
	$59,786	$58,703
Unearned revenue (long-term contract liabilities):
Digital revenue	$542	$1,118
Print revenue	10,137	18,583
	$10,679	$19,701

Unearned Revenue – Unearned revenue, also referred to as contract liabilities, include payments received in advance of performance under the contracts and are recognized as revenue over time. The Company records contract liabilities as unearned revenue on the consolidated balance sheets. Digital subscription and print subscription revenue of $68,985 was recognized during the year ended December 31, 2023 from unearned revenue at the beginning of the year.

During January 2020, February 2020 and December 2021, the Company modified certain digital and print subscription contracts that prospectively changed the frequency of the related issues (or magazines) required to be delivered on a yearly basis (the “Contract Modifications”). The Company determined that the remaining digital content and magazines to be delivered are distinct from the digital content or magazines already provided under the original contract. As a result, the Company in effect established a new contract that included only the remaining digital content or magazines. Accordingly, the Company allocated the remaining performance obligations in the contracts as consideration from the original contract that has not yet been recognized as revenue. For the years ended December 31, 2023 and 2022, the Company recognized revenue of $554 and $2,986, respectively, resulting from the Contract Modifications.

Cash, Cash Equivalents, and Restricted Cash

Cash, Cash Equivalents, and Restricted Cash

The Company maintains cash, cash equivalents, and restricted cash at banks where amounts on deposit may exceed the Federal Deposit Insurance Corporation limit during the year. Cash and cash equivalents represent cash and highly liquid investments with an original contractual maturity at the date of purchase of three months. As of December 31, 2023 and 2022, cash and cash equivalents consist primarily of checking, savings deposits and money market accounts. These deposits exceeded federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk regarding its cash and cash equivalents.

The following table reconciles total cash, cash equivalents, and restricted cash:

	As of December 31,
	2023	2022
Cash and cash equivalents	$9,284	$13,871
Restricted cash	-	502
Total cash, cash equivalents, and restricted cash	$9,284	$14,373

As of December 31, 2023 and 2022, the Company had restricted cash of $0 and $502, which served as collateral for certain credit card merchant accounts with a bank.

Accounts Receivable

Accounts Receivable and Allowance for Doubtful Accounts

The Company receives payments from advertising customers based upon contractual payment terms; accounts receivable is recorded when the right to consideration becomes unconditional and are generally collected within 90 days. The Company generally receives payments from digital and print subscription customers at the time of sign up for each subscription; accounts receivable from merchant credit card processors are recorded when the right to consideration becomes unconditional and are generally collected weekly. Accounts receivable have been reduced by an allowance for doubtful accounts. The Company maintains the allowance for estimated losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering current market conditions and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations. Accounts receivable are written off when deemed uncollectible and collection of the receivable is no longer being actively pursued. Accounts receivable as of December 31, 2023 and 2022 of $44,811 and $33,950, respectively, are presented net of allowance for doubtful accounts.

The following table summarizes the allowance for doubtful accounts activity:

	Years Ended of December 31,
	2023	2022
Allowance for doubtful accounts beginning of year	$2,236	$1,578
Additions	315	658
Deductions - write-offs	(1,570)	-
Allowance for doubtful accounts end of year	$981	$2,236

Subscription Acquisition Costs

Subscription Acquisition Costs

Subscription acquisition costs include the incremental costs of obtaining a contract with a customer, paid to external parties, if the Company expects to recover those costs. The Company has determined that sales commissions paid on all third party agent sales of subscriptions are direct and incremental costs of obtaining a contract with a customer and, therefore, meet the capitalization criteria. The Company has elected to apply the practical expedient to amortize these costs at the portfolio level. The sales commissions paid to third party agents are amortized as the magazines are sent to the subscriber on an issue-by-issue basis. The Company determined that commissions paid for subscriber renewal contracts to all third party agents are not from a specifically anticipated future contract, therefore, the commissions paid on renewals are amortized as the magazines are sent to the subscriber over the renewal term on an issue-by-issue basis. Direct mail costs for renewal subscriptions are expensed as incurred since they do not meet the capitalization criteria.

Amortization of subscription acquisition costs of $38,112 and $37,190 for the years ended December 31, 2023 and 2022, respectively, are included within selling and marketing expenses on the consolidated statements of operations. No impairment losses have been recognized for subscription acquisition costs for the years ended December 31, 2023 and 2022.

The Contract Modifications resulted in subscription acquisition costs to be recognized on a prospective basis in the same proportion as the revenue that has not yet been recognized.

The current portion of the subscription acquisition costs as of December 31, 2023 and 2022 was $29,706 and $25,931, respectively. The noncurrent portion of the subscription acquisition costs as of December 31, 2023 and 2022 was $7,215 and $14,133, respectively. Subscription acquisition costs as of December 31, 2023 presented as current assets of $29,706 are expected to be amortized over a one-year period, or through December 31, 2024, and presented as long-term assets of $7,215 are expected to be amortized after the one-year period ending December 31, 2024.

Concentrations

Concentrations

Significant Customers – Concentration of credit risk with respect to accounts receivable is limited to customers to whom the Company makes significant sales. While a reserve for the potential write-off of accounts receivable is maintained, the Company has not written off any material accounts to date. To control credit risk, the Company performs regular credit evaluations of its customers’ financial condition.

Revenue from significant customers as a percentage of the Company’s total revenue represent approximately 10.0% from a customer for the year ended December 31, 2023. Revenue from significant customers as a percentage of the Company’s total revenue represent 13.9% from a customer for the year ended December 31, 2022.

Significant Vendors – Concentrations of risk with respect to third party vendors who provide products and services to the Company are limited. If not limited, such concentrations could impact profitability if a vendor failed to fulfill their obligations or if a significant vendor was unable to renew an existing contract and the Company was not able to replace the related product or service at the same cost.

Significant accounts payable balances as a percentage of the Company’s total accounts payable represent 12.2%, and 14.1% from a vendor for the years ended December 31, 2023, and 2022, respectively.

Leases

Leases

The Company has lease arrangements for its offices. Leases are recorded as an operating lease right-of-use assets and operating lease liabilities on the consolidated balance sheets. Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheets. At inception, the Company determines whether an arrangement that provides control over the use of an asset is a lease. When it is reasonably certain that the Company will exercise the renewal period, the Company includes the impact of the renewal in the lease term for purposes of determining total future lease payments. Rent expense is recognized on a straight-line basis over the lease term.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation. Maintenance and repairs are charged to expense as incurred. Gains and losses from disposition of property and equipment are included on the consolidated statements of operations when realized. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Office equipment and computers	1 – 3 years
Furniture and fixtures	1 – 5 years

Platform Development

Platform Development

The Company capitalizes platform development costs for internal use when planning and design efforts are successfully completed, and development is ready to commence. The Company places capitalized platform development assets into service and commences amortization when the applicable project or asset is substantially complete and ready for its intended use. Once placed into service, the Company capitalizes qualifying costs of specified upgrades or enhancements to capitalized platform development assets when the upgrade or enhancement will result in new or additional functionality.

The Company capitalizes internal labor costs, including payroll-based and stock-based compensation, benefits and payroll taxes, that are incurred for certain capitalized platform development projects related to the Platform. The Company’s policy with respect to capitalized internal labor stipulates that labor costs for employees working on eligible internal use capital projects are capitalized as part of the historical cost of the project when the impact, as compared to expensing such labor costs, is material.

Platform development costs are amortized on a straight-line basis over three years, which is the estimated useful life of the related asset and is recorded in cost of revenue on the consolidated statements of operations.

Business Combinations

Business Combinations

The Company accounts for business combinations using the acquisition method of accounting. The acquisition method of accounting requires that the purchase price, including the fair value of contingent consideration, of the acquisition be allocated to the assets acquired and liabilities assumed using the estimated fair values determined by management as of the acquisition date. Goodwill is measured as the excess of consideration transferred and the net fair values of the assets acquired, and the liabilities assumed at the date of acquisition. While the Company uses its best estimates and assumptions as part of the purchase price allocation process to accurately value assets acquired and liabilities assumed at the acquisition date, the Company’s estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, the Company records adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill to the extent the Company identifies adjustments to the preliminary purchase price allocation. Upon the conclusion of the measurement period, which may be up to one year from the acquisition date, or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations. Additionally, the Company identifies acquisition-related contingent payments and determines their respective fair values as of the acquisition date, which are recorded as accrued liabilities on the consolidated balance sheets. Subsequent changes in fair value of contingent payments are recorded on the consolidated statements of operations. The Company expenses transaction costs related to the acquisition as incurred.

Intangible Assets

Intangible Assets

Intangible assets with finite lives, consisting of developed technology and trade names, are amortized using the straight-line method over the estimated economic lives of the assets. A finite lived intangible asset is tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Intangible assets with an indefinite useful life are not amortized.

Long-Lived Assets

Long-Lived Assets

The Company periodically evaluates the carrying value of long-lived assets to be held and used when events or circumstances warrant such a review. The carrying value of a long-lived asset to be held and used is considered impaired when the anticipated separately identifiable undiscounted cash flows from such an asset are less than the carrying value of the asset. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived asset. Fair value is determined primarily by reference to the anticipated cash flows discounted at a rate commensurate with the risk involved.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets of businesses acquired in a business combination. Goodwill is not amortized but rather is tested for impairment at least annually on December 31, or more frequently if events or changes in circumstances indicate that the carrying amount of goodwill may not be recoverable. The Company operates as one reporting unit, therefore, the impairment test is performed at the consolidated entity level. Recoverability of goodwill is determined by comparing the fair value of Company’s reporting unit to the carrying value of the underlying net assets in the reporting unit. If the fair value of the reporting unit is determined to be less than the carrying value of its net assets, goodwill is deemed impaired, and an impairment loss is recognized to the extent that the carrying value of goodwill exceeds the difference between the fair value of the reporting unit and the fair value of its other assets and liabilities.

Debt Costs

Debt Costs

Debt costs consist of cash and noncash consideration paid to lenders and third parties with respect to debt and other financing transactions, including legal fees and placement fees. Such costs are deferred and amortized over the term of the related debt. Upon the settlement of debt the pro rata portion of any related unamortized debt costs are charged to operations.

Additional consideration in the form of warrants and other derivative financial instruments issued to lenders are accounted for at fair value utilizing information determined by consultants with the Company’s independent valuation firm. The fair value of warrants and derivatives are recorded as a reduction to the carrying amount of the related debt and amortized to interest expense over the term of such debt, with the initial offsetting entries recorded as a liability on the balance sheet. Upon the settlement of the debt the pro rata portion of any related unamortized debt cost is charged to operations.

Liquidated Damages

Liquidated Damages

The Company incurred liquidated damages when: (i) a registration rights agreement provides for damages if the Company does not register the shares of the Company’s common stock within the requisite time frame (the “Registration Rights Damages”), which, in general, provides for a cash payment equal to 1.0% per month of the amount invested, on a daily pro rata basis for any portion of a month, as partial liquidated damages per month, upon the occurrence of certain events, up to a maximum amount of 6.0% of the aggregate amount invested, subject to interest at the rate of 1.0% per month until paid in full; and (ii) a securities purchase agreement provides for damages if the Company fails for any reason to satisfy a public information requirement within the requisite time frame with the Securities and Exchange Commission (“SEC”) (the “Public Information Failure Damages”), which, in general, provides for a cash payment equal to 1.0% of the aggregate amount invested for each 30-day period, or pro rata portion thereof, as partial liquidated damages per month, up to a maximum of 6 months, subject to interest at the rate of 1.0% per month until paid in full. Collectively, the Registration Rights Damages and the Public Information Failure Damages are referred to as the “Liquidated Damages” on the consolidated balance sheets.

Selling and Marketing

Selling and Marketing

Selling and marketing expenses consist of compensation, employee benefits and stock-based compensation of selling and marketing, account management support teams, as well as commissions, travel, trade show sponsorships and events, conferences and advertising costs. The Company’s advertising expenses relate to direct-mail costs for magazine subscription acquisition efforts, and print and digital advertising that are expensed when an advertisement takes place. During the years ended December 31, 2023 and 2022, the Company incurred advertising expenses of $4,372 and $5,987, respectively, which are included within selling and marketing on the consolidated statements of operations.

General and Administrative

General and Administrative

General and administrative expenses consist primarily of payroll for executive personnel, technology personnel incurred in developing conceptual formulation and determination of existence of needed technology, and administrative personnel along with any related payroll costs; professional services, including accounting, legal and insurance; facilities costs; conferences; other general corporate expenses; and stock-based compensation of related personnel.

Derivative Financial Instruments

Derivative Financial Instruments

The Company accounts for freestanding contracts that are settleable in the Company’s equity securities, including the put option on the Company’s common stock, to be designated as an equity instrument, generally as a liability. A contract so designated is carried at fair value on the consolidated balance sheets, with any changes in fair value recorded as a gain or loss on the consolidated statements of operations, with no impact on cash flows.

At the date of settlement of a freestanding equity contract, the pro rata fair value of the related liability is transferred to additional paid-in capital.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The authoritative guidance with respect to fair value established a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels and requires that assets and liabilities carried at fair value be classified and disclosed in one of three categories, as presented below. Disclosure as to transfers in and out of Levels 1 and 2, and activity in Level 3 fair value measurements, is also required.

Level 1. Observable inputs such as quoted prices in active markets for an identical asset or liability that the Company has the ability to access as of the measurement date. Financial assets and liabilities utilizing Level 1 inputs include active-exchange traded securities and exchange-based derivatives.

Level 2. Inputs, other than quoted prices included within Level 1, which are directly observable for the asset or liability or indirectly observable through corroboration with observable market data. Financial assets and liabilities utilizing Level 2 inputs include fixed income securities, non-exchange-based derivatives, mutual funds, and fair-value hedges.

Level 3. Unobservable inputs in which there is little or no market data for the asset or liability which requires the reporting entity to develop its own assumptions. Financial assets and liabilities utilizing Level 3 inputs include infrequently traded non-exchange-based derivatives and commingled investment funds and are measured using present value pricing models.

The Company determines the level in the fair value hierarchy within which each fair value measurement falls in its entirety, based on the lowest level input that is significant to the fair value measurement in its entirety. In determining the appropriate levels, the Company performs an analysis of the assets and liabilities at each reporting period end.

The carrying amount of the Company’s financial instruments comprising of cash, restricted cash, accounts receivable, accounts payable and accrued expenses and other approximate fair value because of the short-term maturity of these instruments.

Preferred Stock

Preferred Stock

Preferred stock (the “Preferred Stock”) (as described in Note 20) is reported as a mezzanine obligation between liabilities and stockholders’ deficiency. If it becomes probable that the Preferred Stock will become redeemable, the Company will re-measure the Preferred Stock by adjusting the carrying value to the redemption value of the Preferred Stock assuming each balance sheet date is a redemption date.

Stock-Based Compensation

Stock-Based Compensation

The Company provides stock-based compensation in the form of (a) stock awards to employees and directors, comprised of restricted stock awards and restricted stock units, (b) stock option grants to employees, directors and consultants, (c) common stock warrants to Publisher Partners (no warrants were issued during the year ended December 31, 2022) (further details are provided under the headings Publisher Partner Warrants and New Publisher Partner Warrants in Note 22), and (d) common stock warrants to ABG (further details are provided under the heading ABG Warrants in Note 22).

The Company accounts for stock awards and stock option grants to employees, directors and consultants, and non-employee awards to certain directors and consultants by measuring the cost of services received in exchange for the stock-based payments as compensation expense in the Company’s consolidated financial statements. Stock awards and stock option grants to employees and non-employees which are time-vested, are measured at fair value on the grant date, and charged to operations ratably over the vesting period. Stock awards and stock option grants to employees and non-employees which are performance-vested, are measured at fair value on the grant date and charged to operations when the performance condition is satisfied or over the service period.

The fair value measurement of stock awards and grants used for stock-based compensation is as follows: (1) restricted stock awards and restricted stock units which are time-vested, are determined using the quoted market price of the Company’s common stock at the grant date; (2) stock option grants which are time-vested and performance-vested, are determined utilizing the Black-Scholes option-pricing model at the grant date; (3) restricted stock units and stock option grants which provide for market-based vesting with a time-vesting overlay, are determined through consultants with the Company’s independent valuation firm using the Monte Carlo model at the grant date; (4) Publisher Partner Warrants were determined utilizing the Black-Scholes option-pricing model; and (5) ABG warrants are determined utilizing the Monte Carlo model (further details are provided in Note 22). Estimated volatility was determined under the (1) “Probability Weighted Scenarios” (prior to the reverse stock split on February 8, 2022) where one scenario assumes that the Company’s common stock will be up-listed on a national stock exchange (the “Exchange”) on a certain listing date (the “Up-list”) where the estimated volatility was based on evaluating the average historical volatility of a group of peer companies that are publicly traded and the second scenario assumes that the Company’s common stock is not up-listed on the Exchange prior to the final vesting date of the grants (the “No Up-list”) where the historical volatility of the Company’s common stock was evaluated based upon market comparisons; and the (2) “Up-list Scenario” (after the reverse stock split on February 8, 2022) where the Company estimated volatility based on evaluating the average historical volatility of a group of peer companies that are publicly traded after the Company up-listed to the NYSE American. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. The fair market value of common stock is determined by reference to the quoted market price of the Company’s common stock.

The Company has elected to recognize forfeitures as they occur and to recognize stock-based compensation cost on a straight-line basis over the total requisite service period for awards with graded vesting. The Company classifies stock-based compensation cost on its consolidated statements of operations in the same manner in which the award recipient’s cash compensation cost is classified.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to operating loss carryforwards and temporary differences between financial statement bases of existing assets and liabilities and their respective income tax bases. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in the income tax rates on deferred tax asset and liability balances is recognized in income in the period that includes the enactment date of such rate change. A valuation allowance is recorded for loss carryforwards and other deferred tax assets when it is determined that it is more likely than not that such loss carryforwards and deferred tax assets will not be realized.

The Company follows accounting guidance that sets forth a threshold for financial statement recognition, measurement, and disclosure of a tax position taken or expected to be taken on a tax return. Such guidance requires the Company to determine whether a tax position of the Company is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on technical merits of the position.

Loss per Common Share

Loss per Common Share

Basic loss per share is computed using the weighted average number of common shares outstanding during the period and excludes any dilutive effects of common stock equivalent shares, such as stock options, restricted stock, and warrants. All restricted stock awards are considered outstanding but are included in the computation of basic loss per common share only when the underlying restrictions expire, the shares are no longer forfeitable, and are thus vested. All restricted stock units are included in the computation of basic loss per common share only when the underlying restrictions expire, the shares are no longer forfeitable, and are thus vested. Contingently issuable shares are included in basic loss per common share only when there are no circumstances under which those shares would not be issued. Diluted loss per common share is computed using the weighted average number of common shares outstanding and common stock equivalent shares outstanding during the period using the treasury stock method.

The Company excluded the outstanding securities summarized below (capitalized terms are described herein), which entitle the holders thereof to acquire shares of the Company’s common stock, from its calculation of net loss per common share, as their effect would have been anti-dilutive. Common stock equivalent shares are excluded from the diluted calculations when a net loss is incurred as they would be anti-dilutive.

	As of March 31,
	2024	2023
Series G convertible preferred stock	8,582	8,582
Series H convertible preferred stock	-	1,981,128
Financing warrants	39,774	107,956
ABG Warrants	999,540	999,540
AllHipHop warrants	5,682	5,682
Publisher Partner Warrants	9,800	11,002
Restricted stock awards	-	97,403
Restricted stock units	329,533	888,152
Common stock options	4,485,881	6,183,262
Total	5,878,792	10,282,707

Loss per Common Share

Basic loss per share is computed using the weighted average number of common shares outstanding during the period and excludes any dilutive effects of common stock equivalent shares, such as stock options, restricted stock, and warrants. All restricted stock awards are considered outstanding but are included in the computation of basic loss per common share only when the restrictions expire, the shares are no longer forfeitable, and are thus vested. Restricted stock units are included in the computation of basic loss per common share only when the restrictions expire, the shares are no longer forfeitable, and are thus vested. Contingently issuable shares are included in basic loss per common share only when there are no circumstances under which those shares would not be issued. Diluted loss per common share is computed using the weighted average number of common shares outstanding and common stock equivalent shares outstanding during the period using the treasury stock method.

The Company excluded the outstanding securities summarized below (capitalized terms are described herein), which entitle the holders thereof to acquire shares of the Company’s common stock, from its calculation of net loss per common share, as their effect would have been anti-dilutive. Common stock equivalent shares are excluded from the diluted calculations when a net loss is incurred as they would be anti-dilutive.

	As of December 31,
	2023	2022
Series G Preferred Stock	8,582	8,582
Series H Preferred Stock	-	1,981,128
Financing Warrants	-	107,956
ABG Warrants	999,540	999,540
AllHipHop Warrants	5,682	5,682
Publisher Partner Warrants	9,800	4,154
Restricted stock awards	-	97,403
Restricted stock units	199,267	994,766
Common stock options	5,451,968	6,199,521
Total	6,674,839	10,398,732

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

In June 2022, the Financial Accounting Standards Board (the “FASB”) issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. This update also clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction and requires certain disclosures for equity securities subject to contractual sale restrictions. The adoption of ASU 2022-03 did not have a material impact on the Company’s condensed consolidated financial statements.

Recent Accounting Pronouncements

Recently Adopted Accounting Standards

In March 2022, the Financial Accounting Standards Board (the “FASB”) issued ASU 2022-02, Financial Instruments-Credit Losses(Topic 326): Troubled Debt Restructurings and Vintage Disclosures, addressing areas identified by the FASB as part of its post-implementation review of its previously issued credit losses standard (ASU 2016-13) that introduced the current expected credit losses (CECL) model. ASU 2022-02 eliminates the accounting guidance for troubled debt restructurings by creditors that have adopted the CECL model and enhances disclosure requirements for certain loan refinancings and restructurings made with borrowers experiencing financial difficulty. This update requires an entity to disclose current-period gross write-offs for financing receivables and net investment in leases by year of origination in the vintage disclosures. As the Company has already adopted ASU 2016-13, the new guidance was adopted on January 1, 2023. The adoption of ASU 2022-02 did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Standards

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. This update also clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction and requires certain disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 is effective for the Company in the fiscal year beginning after December 15, 2023, and interim periods within the fiscal year. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company is currently evaluating the impact that the adoption of this new accounting standard will have on its consolidated financial statements.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative, which incorporates certain SEC disclosure requirements into the FASB Accounting Standards Codification (“Codification”). The amendments are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. ASU 2023-06 will become effective for each amendment on the effective date of the SEC’s corresponding disclosure rule changes. The Company is currently evaluating the impact that the adoption of this new standard will have on its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which will require the Company to disclose specified additional information in its income tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. ASU 2023-09 will also require the Company to disaggregate its income taxes paid disclosure by federal, state and foreign taxes, with further disaggregation required for significant individual jurisdictions. The provisions of ASU 2023-09 are effective for annual periods beginning after December 15, 2024; early adoption is permitted using either a prospective or retrospective transition method. The Company expects ASU 2023-09 to require additional disclosures in the notes to its consolidated financial statements.

Management does not believe that any other recently issued, but not yet effective, authoritative guidance, if currently adopted, would have a material impact on the Company’s financial statement presentation or disclosures.

Basis of Presentation

Basis of Presentation

The condensed consolidated financial statements include the accounts of The Arena Group Holdings, Inc. and its wholly owned subsidiaries (“The Arena Group” or the “Company”), after eliminating all significant intercompany balances and transactions.

The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all of the information and notes required by accounting principles generally accepted in the United States of America (“GAAP”) for complete audited financial statements. These condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements, which are included in The Arena Group’s Annual Report on Form 10-K for the year ended December 31, 2023, filed with the SEC on April 1, 2024.

The condensed consolidated financial statements as of March 31, 2024, and for the three months ended March 31, 2024 and 2023, are unaudited but, in management’s opinion, include all adjustments necessary for a fair presentation of the results of interim periods. All such adjustments are of a normal recurring nature. The year-end condensed consolidated balance sheet as of December 31, 2023, was derived from audited financial statements, but does not include all disclosures required by GAAP. The results of operations for interim periods are not necessarily indicative of the results to be expected for the entire fiscal year.

The Company’s business and operations are sensitive to general business and economic conditions in the United States and worldwide. These conditions include short-term and long-term interest rates, inflation, fluctuations in debt and equity capital markets and the general condition of the United States and world economy. A host of factors beyond the Company’s control could cause fluctuations in these conditions. Adverse developments in these general business and economic conditions could have a material adverse effect on the Company’s financial condition and the results of its operations.

In addition, the Company will compete with many companies that currently have extensive and well-funded projects, marketing and sales operations as well as extensive human capital. The Company may be unable to compete successfully against these companies. The Company’s industry is characterized by rapid changes in technology and market demands. As a result, the Company’s products, services, or expertise may become obsolete or unmarketable. The Company’s future success will depend on its ability to adapt to technological advances, anticipate customer and market demands, and enhance its current technology under development.

Uncertainty in the global economy presents significant risks to the Company’s business. Increases in inflation, rising interest rates, instability in the global banking system, geopolitical factors, including the ongoing conflicts in Ukraine and Israel and the responses thereto, and the remaining effects of the COVID-19 pandemic may have an adverse effect on the Company’s business. While the Company is closely monitoring the impact of the current macroeconomic conditions on all aspects of its business, the ultimate extent of the impact on its business remains highly uncertain and will depend on future developments and factors that continue to evolve. Most of these developments and factors are outside of the Company’s control and could exist for an extended period of time. As a result, the Company is subject to continuing risks and uncertainties.

The Company operates in one reportable segment.

Going Concern

Going Concern

The Company’s condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. The Company’s condensed consolidated financial statements do not include any adjustments that might be necessary if it is unable to continue as a going concern.

For the three months ended March 31, 2024, the Company incurred a net loss from continuing operations of $12,720, and as of March 31, 2024, had cash on hand of $4,003 and a working capital deficit of $225,009. The Company’s net loss from continuing operations and working capital deficit have been evaluated by management to determine if the significance of those conditions or events would limit its ability to meet its obligations when due. Also, since the Company’s 2023 Notes (see Note 11), Senior Secured Notes, Delayed Draw Term Notes and 2022 Bridge Notes (see Note 12) (collectively its “current debt”) are subject to a forbearance period through the earlier of the following: (a) September 30, 2024; (b) the occurrence of the closing of the Business Combination and (c) the termination of the Business Combination prior to closing (as further described in Note 18) unless the Company is able to refinance or modify the terms of its current debt it runs the risk that its debt could be called, therefore, it may not be able to meet its obligations when due.

In its evaluation, management determined there is substantial doubt about the Company’s ability to continue as a going concern for a one-year period following the financial statement issuance date, unless it is able to refinance or modify its current debt and complete the Business Combination.

The Company plans to refinance or modify the maturities of its current debt and complete the Business Combination to alleviate the conditions that raise substantial doubt about its ability to continue as a going concern, however, there can be no assurance that the Company will be able to refinance or modify its current debt and complete the Business Combination.

Bridge Media Networks L L C [Member]
Restructuring Cost and Reserve [Line Items]
Use of Estimates

Use of Estimates - The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates - The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Accounts Receivable

Accounts Receivable - Accounts receivable are stated at net invoice amounts and presented net of an allowance for credit losses. The allowance for credit losses is based on management’s evaluation of the receivables under current conditions, the aging of the receivables, review of specific collection issues and such other factors, which in management’s judgment, deserve recognition in estimating losses. The allowance for credit losses on the total accounts receivable balances was approximately $99 thousand and $136 thousand as of March 31, 2024 and December 31, 2023, respectively.

Accounts Receivable - Accounts receivable are stated at net invoice amounts and presented net of an allowance for credit losses. The allowance for credit losses is based on management’s evaluation of the receivables under current conditions, the aging of the receivables, review of specific collection issues and such other factors, which in management’s judgment, deserve recognition in estimating losses. The allowance for credit losses on the total accounts receivable balances was approximately $136 thousand and $25 thousand as of December 31, 2023 and 2022, respectively.

Bridge Media Networks, LLC

Notes to Financial Statements

December 31, 2023 and 2022

Leases

Leases - The Company’s lease arrangements consist of real estate property, such as office buildings. These leases require the Company to pay all executory costs (property taxes, maintenance, and insurance). Lease payments include both fixed and variable components. Rental payments included in the measurement of the lease liability comprise fixed payments. Variable payments associated with the Company’s leases are recognized when the event, activity or circumstance in the lease agreement on which those payments are assessed has occurred. Some of the Company’s leases include options to extend or terminate the leases. These options have been included in the relevant lease term to the extent that they are reasonably certain to be exercised. Generally, the leases have no residual value guarantees or material covenants. All current leases were determined to be operating leases, The Company currently has no short-term leases or finance leases.

The Company determines if an arrangement is a lease at inception. Operating lease ROU assets are presented as right of use assets on the balance sheet. The current portion of operating lease liabilities is presented separately as current portion of lease liability and the long-term portion of operating lease liabilities is presented separately as long-term lease liabilities on the balance sheet.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. The lease liability is initially measured at the present value of the unpaid lease payments at the lease commencement date. The lease liability is subsequently measured at amortized cost using the effective interest method.

Bridge Media Networks, LLC

Notes to Unaudited Financial Statements

The ROU asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentive received. The ROU asset is subsequently measured through the lease term at the carrying amount of the lease liability, plus initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. We use the implicit rate when readily determinable. As most of our leases do not provide an implicit interest rate, we have utilized the incremental borrowing rate of Simplify to determine the present value of future payments.

ROU assets are tested for impairment when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. The Company first performs a qualitative assessment by evaluating all relevant events and circumstances to determine if it is more likely than not that the ROU assets are impaired; this includes considering any potential effect on significant inputs to determining the fair value of the ROU assets. When it is more likely than not that a ROU asset is impaired, then the Company calculates the fair value of the intangible asset and compares it to the carrying amount of the asset. If the carrying amount exceeds the fair value of the asset, impairment is recorded. No ROU asset impairment was recorded in 2024 and 2023.

Lease expense for lease payments is recognized on a straight-line basis over the lease term and is presented within general and administrative expenses on the statement of operations. Lease expense for variable payments is recognized within general and administrative expense on the statement of operations.

Leases - The Company’s lease arrangements consist of real estate property, such as office buildings. These leases require the Company to pay all executory costs (property taxes, maintenance, and insurance). Lease payments include both fixed and variable components. Rental payments included in the measurement of the lease liability comprise fixed payments. Variable payments associated with the Company’s leases are recognized when the event, activity or circumstance in the lease agreement on which those payments are assessed has occurred. Some of the Company’s leases include options to extend or terminate the leases. These options have been included in the relevant lease term to the extent that they are reasonably certain to be exercised. Generally, the leases have no residual value guarantees or material covenants. All current leases were determined to be operating leases, The Company currently has no short-term leases or finance leases.

Bridge Media Networks, LLC

Notes to Financial Statements

December 31, 2023 and 2022

The Company determines if an arrangement is a lease at inception. Operating lease ROU assets are presented as right of use assets on the balance sheet. The current portion of operating lease liabilities is presented separately as current portion of lease liability and the long-term portion of operating lease liabilities is presented separately as long-term lease liabilities on the balance sheet.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. The lease liability is initially measured at the present value of the unpaid lease payments at the lease commencement date. The lease liability is subsequently measured at amortized cost using the effective interest method.

The ROU asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentive received. The ROU asset is subsequently measured through the lease term at the carrying amount of the lease liability, plus initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. We use the implicit rate when readily determinable. As most of our leases do not provide an implicit interest rate, we have utilized the incremental borrowing rate of Simplify to determine the present value of future payments.

ROU assets are tested for impairment when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. The Company first performs a qualitative assessment by evaluating all relevant events and circumstances to determine if it is more likely than not that the ROU assets are impaired; this includes considering any potential effect on significant inputs to determining the fair value of the ROU assets. When it is more likely than not that a ROU asset is impaired, then the Company calculates the fair value of the intangible asset and compares it to the carrying amount of the asset. If the carrying amount exceeds the fair value of the asset, impairment is recorded. No ROU asset impairment was recorded in 2023 and 2022.

Lease expense for lease payments is recognized on a straight-line basis over the lease term and is presented within general and administrative expenses on the statement of operations. Lease expense for variable payments is recognized within general and administrative expense on the statement of operations.

Property and Equipment

Property and Equipment – Purchases of property and equipment are recorded at cost. The straight-line method is used for computing depreciation and amortization. Assets are depreciated over their estimated useful lives ranging from 1 to 38 years. Costs of maintenance and repairs are charged to expense when incurred.

Property and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. The assessment of possible impairment is based on the ability to recover the carrying value of the assets from the expected future pretax cash flows (undiscounted and without interest charges) of the related operations. If these cash flows are less than the carrying value of such assets, an impairment loss is recognized for the difference between estimated fair value and carrying value. The measurement of impairment requires management to make estimates of these cash flows related to long-lived assets, as well as other fair value determinations such as quoted market values and third party independent appraisals. The Company did not recognize any impairment expense for the periods ended March 31, 2024 and 2023.

Bridge Media Networks, LLC

Notes to Unaudited Financial Statements

Property and Equipment – Purchases of property and equipment are recorded at cost. The straight-line method is used for computing depreciation and amortization. Assets are depreciated over their estimated useful lives ranging from 1 to 38 years. Costs of maintenance and repairs are charged to expense when incurred.

Property and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. The assessment of possible impairment is based on the ability to recover the carrying value of the assets from the expected future pretax cash flows (undiscounted and without interest charges) of the related operations. If these cash flows are less than the carrying value of such assets, an impairment loss is recognized for the difference between estimated fair value and carrying value. The measurement of impairment requires management to make estimates of these cash flows related to long-lived assets, as well as other fair value determinations such as quoted market values and third party independent appraisals. The Company did not recognize any impairment expense for the years ended December 31, 2023 and 2022.

Goodwill

Goodwill - Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets of businesses acquired in a business combination. Goodwill is not amortized but rather is tested for impairment at least annually on December 31, or more frequently if events or changes in circumstances indicate that the carrying amount of goodwill may not be recoverable. The Company has one reporting unit, therefore, the impairment test is performed at the entity level. Accounting Standards Codification (ASC ) 350, Intangibles - Goodwill and Other, permits an entity to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than it carrying amount before applying the goodwill impairment model. If it is determined through the qualitative assessment that a reporting unit’s fair value is more likely than not greater than its carrying value, the remaining impairment steps would be unnecessary.

If the Company elects or is required to perform a quantitative analysis, then recoverability of goodwill is determined by comparing the fair value of Company’s reporting unit to the carrying value of the underlying net assets in the reporting unit. If the fair value of the reporting unit is determined to be less than the carrying value of its net assets, goodwill is deemed impaired, and an impairment loss is recognized to the extent that the carrying value of goodwill exceeds the difference between the fair value of the reporting unit and the fair value of its other assets and liabilities. No impairment was recorded in 2024 and 2023.

Goodwill - Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets of businesses acquired in a business combination. Goodwill is not amortized but rather is tested for impairment at least annually on December 31, or more frequently if events or changes in circumstances indicate that the carrying amount of goodwill may not be recoverable. The Company has one reporting unit, therefore, the impairment test is performed at the entity level. ASC 350, Intangibles - Goodwill and Other, permits an entity to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than it carrying amount before applying the goodwill impairment model. If it is determined through the qualitative assessment that a reporting unit’s fair value is more likely than not greater than its carrying value, the remaining impairment steps would be unnecessary.

If the Company elects or is required to perform a quantitative analysis, then recoverability of goodwill is determined by comparing the fair value of Company’s reporting unit to the carrying value of the underlying net assets in the reporting unit. If the fair value of the reporting unit is determined to be less than the carrying value of its net assets, goodwill is deemed impaired, and an impairment loss is recognized to the extent that the carrying value of goodwill exceeds the difference between the fair value of the reporting unit and the fair value of its other assets and liabilities. No impairment was recorded in 2023 and 2022.

Income Taxes

Income Taxes - The Company is organized as a limited liability company and is taxed under partnership tax rules. Therefore, there is no provision for federal income taxes in the statement of operations since income is taxed at the individual member level.

Income Taxes - The Company is organized as a limited liability company and is taxed under partnership tax rules. Therefore, there is no provision for federal income taxes in the statement of operations since income is taxed at the individual member level.

Basis of Presentation

Basis of Presentation

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The financial statements include revenues and expenses that are directly related to the business, including net sales and cost of sales for the core brands described above.

Summary of Significant Accounting Policies

Basis of Presentation

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The financial statements include revenues and expenses that are directly related to the business, including net sales and cost of sales for the core brands described above.

Summary of Significant Accounting Policies

Cash and Cash Equivalents

Cash and Cash Equivalents – The Company considers all highly liquid instruments purchased with an original maturity of 90 days or less to be cash equivalents. The Company deposits cash primarily with major banks and, at times, may maintain balances that exceed the federal insured amounts. The Company has not experienced any losses in such accounts, and management believes the Company is not exposed to any unusual credit risk on these deposits.

Cash and Cash Equivalents – The Company considers all highly liquid instruments purchased with an original maturity of 90 days or less to be cash equivalents. The Company deposits cash primarily with major banks and, at times, may maintain balances that exceed the federal insured amounts. The Company has not experienced any losses in such accounts, and management believes the Company is not exposed to any unusual credit risk on these deposits.

Indefinite-lived Intangible Asset

Indefinite-lived Intangible Asset – The TravelHost trade name is an indefinite-lived intangible asset. The indefinite-lived intangible asset is tested for impairment annually, and more frequently when there is a triggering event. Annually, or when there is a triggering event, the Company first performs a qualitative assessment by evaluating all relevant events and circumstances to determine if it is more likely than not that the indefinite-lived intangible asset is impaired; this includes considering any potential effect on significant inputs to determining the fair value of the indefinite-lived intangible asset. When it is more likely than not that an indefinite-lived intangible asset is impaired, then the Company calculates the fair value of the intangible asset and performs a quantitative impairment test. No impairment was recorded in 2024 and 2023.

Indefinite-lived Intangible Asset – The TravelHost trade name is an indefinite-lived intangible asset. The indefinite-lived intangible asset is tested for impairment annually, and more frequently when there is a triggering event. Annually, or when there is a triggering event, the Company first performs a qualitative assessment by evaluating all relevant events and circumstances to determine if it is more likely than not that the indefinite-lived intangible asset is impaired; this includes considering any potential effect on significant inputs to determining the fair value of the indefinite-lived intangible asset. When it is more likely than not that an indefinite-lived intangible asset is impaired, then the Company calculates the fair value of the intangible asset and performs a quantitative impairment test. No impairment was recorded in 2023 and 2022.

Revenue and Cost Recognition

Revenue and Cost Recognition - In accordance with ASC 606, Revenue from Contracts with Customers, revenues are recognized when control of the promised goods or services are transferred to the Company’s customers, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services.

The primary sources of revenue are from advertising aired on its networks and licensing, services and advertising related to its magazine. For advertising aired on its networks, revenue is recognized, net of agency commissions, in the period in which advertisements are aired or delivered and payment occurs thereafter, with payment generally required within 30 to 60 days. Revenues from licenses and services are recognized when the Company publishes and prints its magazines for its licensees and service customers. Advertising related revenues for print advertisements are recognized when advertisements are published. There is no variable consideration related to advertising, licensing, or service revenue. Payment terms for the licensee’s and advertisers are generally 30 days. The Company recorded $2.5 million and $493 thousand in revenue for network advertising and $364 thousand and $372 thousand for licensing, services and advertising related to its magazine in the three months ended March 31, 2024 and 2023, respectively. Sales to one of its major customers aggregated to approximately 82% of total net sales for the three months ended March 31, 2024 and approximately 43% of total net sales for the three months ended March 31, 2023.

At contract inception, the Company assesses the obligations promised in its contracts with customers and identifies a performance obligation for each promise to transfer a good or service or bundle that is distinct. To identify the performance obligations, the Company considers all the promises in the contract, whether explicitly stated or implied based on customary business practices. The Company’s performance obligations related to advertising are satisfied at a point in time when an advertisement appears on its network or is published in its magazine. The Company determines that the customer can direct the use of and obtain substantially all the benefits from the advertising at a point in time when an advertisement appears on its network or is printed and published in its magazine. The Company’s performance obligations related to licensing and service are satisfied on the publication date. The Company determines that the customer can direct the use of and obtain substantially all benefits from licensing and services on the publication date.

Bridge Media Networks, LLC

Notes to Unaudited Financial Statements

Revenue and Cost Recognition - In accordance with ASC 606, Revenue from Contracts with Customers, revenues are recognized when control of the promised goods or services are transferred to the Company’s customers, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services.

The primary sources of revenue are from advertising aired on its networks and licensing, services and advertising related to its magazine. For advertising aired on its networks, revenue is recognized, net of agency commissions, in the period in which advertisements are aired or delivered and payment occurs thereafter, with payment generally required within 30 to 60 days. Revenues from licenses and services are recognized when the Company publishes and prints its magazines for its licensees and service customers. Advertising related revenues for print advertisements are recognized when advertisements are published. There is no variable consideration related to advertising, licensing, or service revenue. Payment terms for the licensee’s and advertisers are generally 30 days. The Company recorded $5.4 million in revenue for network advertising and $1.4 million for licensing, services and advertising related to its magazine in 2023. The Company recorded $341 thousand for licensing, services and advertising related to its magazine and did not record any revenue for network advertising in 2022. Sales to one of its major customers aggregated to approximately 66% of total net sales for 2023. There were no significant sales to the specific customer in 2022.

Bridge Media Networks, LLC

Notes to Financial Statements

December 31, 2023 and 2022

At contract inception, the Company assesses the obligations promised in its contracts with customers and identifies a performance obligation for each promise to transfer a good or service or bundle that is distinct. To identify the performance obligations, the Company considers all the promises in the contract, whether explicitly stated or implied based on customary business practices. The Company’s performance obligations related to advertising are satisfied at a point in time when an advertisement appears on its network or is published in its magazine. The Company determines that the customer can direct the use of and obtain substantially all the benefits from the advertising on the publication date. The Company’s performance obligations related to licensing and service are satisfied at a point in time when an advertisement appears on its network or is published printed and published in its magazine. The Company determines that the customer can direct the use of and obtain substantially all benefits from licensing and services on the publication date.

Advertising and Promotional Expenses

Advertising and Promotional Expenses - Advertising and promotional expenses are charged against income during the period when the advertising or promotion takes place. Advertising and promotional expenses were approximately $82 thousand and $9 thousand for the three months ended March 31, 2024 and 2023, respectively.

Advertising and Promotional Expenses - Advertising and promotional expenses are charged against income during the period when the advertising or promotion takes place. Advertising and promotional expenses were approximately $598 thousand and $2 thousand for the years ended December 31, 2023 and 2022, respectively.

Fair Value Measurements

Fair Value Measurements - The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

● Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

● Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

● Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The carrying amount of the Company’s financial instruments comprising of cash, accounts receivable, accounts payable and accrued expenses approximate fair value because of the short-term maturity of these instruments.

Fair Value Measurements - The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

● Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

● Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

● Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The carrying amount of the Company’s financial instruments comprising of cash, accounts receivable, accounts payable and accrued expenses approximate fair value because of the short-term maturity of these instruments.